Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	ULTIMUS MANAGERS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	umt
Document Creation Date	dei_DocumentCreationDate	Oct. 22, 2021
Document Effective Date	dei_DocumentEffectiveDate	Oct. 22, 2021
Prospectus Date	rr_ProspectusDate	Sep. 28, 2021
ADLER VALUE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period
Highest	25.91%	June 30, 2020
Lowest	(30.08%)	March 31, 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.08%)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

October 22, 2021

ULTIMUS MANAGERS TRUST

Adler Value Fund

Supplement to the Statutory Prospectus and Summary Prospectus

each dated September 28, 2021

This supplement updates certain information contained in the Statutory Prospectus and Summary Prospectus for the Adler Value Fund (the “Fund”). For more information or to obtain a copy of the Fund’s Statutory Prospectus, Summary Prospectus or Statement of Additional Information (“SAI”), free of charge, by calling 1-800-408-4682 or by visiting the Fund’s website at www.adlervaluefund.com.

The following replaces in its entirety the information in the “Quarterly Returns During This Time Period” sub-section in the section entitled “Performance Summary” on page 7 of the Statutory Prospectus and page 4 of the Summary Prospectus:

Quarterly Returns During This Time Period

Highest	25.91%	June 30, 2020
Lowest	(30.08%)	March 31, 2020

Investors should retain this supplement for future reference.